Schedule of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 784,013	₨ 1,057,161
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,831,006	3,880,990
Financial liabilities, at fair value	3,831,006	3,880,990
Financial liabilities at amortised cost, category [member] | Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,953,069	2,608,087
Financial liabilities, at fair value	2,953,069	2,608,087
Financial liabilities at amortised cost, category [member] | Borrowings short term and long term [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	545,864	638,192
Financial liabilities, at fair value	545,864	638,192
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	93,924	418,969
Financial liabilities, at fair value	93,924	418,969
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	238,149	215,742
Financial liabilities, at fair value	238,149	215,742
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	7,683,649	9,304,314
Financial assets, at fair value	7,683,649	9,304,314
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,568,241	4,637,243
Financial assets, at fair value	5,568,241	4,637,243
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	605,802	1,741,950
Financial assets, at fair value	605,802	1,741,950
Financial assets at amortised cost, category [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,354,170	2,757,824
Financial assets, at fair value	1,300,155	2,757,824
Financial assets at amortised cost, category [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	155,436	167,297
Financial assets, at fair value	₨ 155,436	₨ 167,297